Consolidated Statement of Retained Earnings - USD ($)	2 Months Ended	3 Months Ended	7 Months Ended
	Feb. 28, 2017	Mar. 31, 2017	Dec. 31, 2016
Common Stock [Member]
Balance	$ 5,400	$ 5,400	$ 10
Balance, shares	54,000,000	54,000,000	100,000
Shares issued for founder's shares	$ 2,600	$ 2,600	$ 4,062
Shares issued for founder's shares, shares	26,000,000	26,000,000	40,620,000
Shares issued for additional founders' shares			$ 1,328
Shares issued for additional founders' shares, shares			13,280,000
Accumulated other comprehensive income/(loss)
Shares issued for private placement	$ 166	$ 166
Shares issued for private placement, shares	1,660,000	1,660,000
Shares issued for private placement	$ 34	$ 34
Shares issued for private placement, shares	340,000	340,000
Balance	$ 8,200	$ 8,200	$ 5,400
Balance, shares	82,000,000	82,000,000	54,000,000
Additional Paid-In Capital [Member]
Balance
Shares issued for founder's shares
Shares issued for additional founders' shares
Accumulated other comprehensive income/(loss)
Shares issued for private placement	165,834	165,834
Shares issued for private placement	33,966	33,966
Balance	199,800	199,800
Accumulated Other Comprehensive Loss [Memebr]
Balance	6,412	6,412
Shares issued for founder's shares
Shares issued for additional founders' shares
Accumulated other comprehensive income/(loss)	(1,714)	1,531	6,412
Shares issued for private placement
Shares issued for private placement
Balance	(4,698)	7,943	6,412
Accumulated Deficit [Member]
Balance	(167,096)	(167,096)
Shares issued for founder's shares
Shares issued for additional founders' shares
Accumulated other comprehensive income/(loss)
Shares issued for private placement
Shares issued for private placement
Net loss	(102,954)	(146,155)	(167,096)
Balance	(270,050)	(313,251)	(167,096)
Balance	(155,284)	(155,284)	10
Shares issued for founder's shares	2,600	2,600	4,062
Shares issued for additional founders' shares			1,328
Accumulated other comprehensive income/(loss)	(1,714)	1,531	6,412
Shares issued for private placement	166,000	166,000
Shares issued for private placement	34,000	34,000
Net loss	(102,953)	(146,155)	(167,096)
Balance	$ (57,352)	$ (97,308)	$ (155,284)